Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and Contingencies	Commitments and Contingencies
In the normal course of business, the Company has committed to certain payments. The following table summarizes the Company’s commitments as at December 31, 2020:

	2021	2022	2023	2024	2025	Thereafter
Product transportation and processing (1)(2)	$870	$817	$858	$841	$809	$10,370
North West Redwater Partnership service toll (3)	$163	$160	$160	$156	$150	$2,694
Offshore vessels and equipment	$64	$9	$—	$—	$—	$—
Field equipment and power	$28	$21	$21	$21	$21	$246
Other	$25	$21	$21	$22	$22	$16
(1)Includes commitments pertaining to a 20-year product transportation agreement on the Trans Mountain Pipeline Expansion. In addition, the Company has entered into certain product transportation agreements on pipelines that have not yet received regulatory and other approvals.
(2)The acquisition of Painted Pony in 2020 included approximately $2,400 million of product transportation and processing commitments (note 7).
(3)Pursuant to the processing agreements, on June 1, 2018 the Company began paying its 25% pro rata share of the debt component of the monthly cost of service tolls. Included in the cost of service tolls is $1,169 million of interest payable over the 30-year tolling period (note 10).
In addition to the commitments disclosed above, the Company has entered into various agreements related to the engineering, procurement and construction of its various development projects. These contracts can be cancelled by the Company upon notice without penalty, subject to the costs incurred up to and in respect of the cancellation.
The Company is defendant and plaintiff in a number of legal actions arising in the normal course of business. In addition, the Company is subject to certain contractor construction claims. The Company believes that any liabilities that might arise pertaining to any such matters would not have a material effect on its consolidated financial position.